MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	$ 252,815	$ 244,129
Acquisition	4,219	0
Concessions, taxes and royalties	856	551
Salaries and share-based payments	2,102	2,106
Drilling, exploration, and technical consulting	10,270	2,518
Assaying, field supplies and environment	5,208	3,170
Travel and other expenditures	977	978
Option payments received and expenditures recovered	(48)	(254)
Currency translation adjustments	(2)	(42)
Disposal, impairment or reclassification	(96,968)	(341)
Mineral properties, ending	179,429	252,815
Canada
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	252,209	243,081
Acquisition	4,219	0
Concessions, taxes and royalties	803	462
Salaries and share-based payments	2,102	2,084
Drilling, exploration, and technical consulting	10,270	2,484
Assaying, field supplies and environment	5,208	3,170
Travel and other expenditures	977	978
Option payments received and expenditures recovered	0	(50)
Currency translation adjustments	0	0
Disposal, impairment or reclassification	(96,801)	0
Mineral properties, ending	178,987	252,209
Canada | Springpole
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	76,775	73,378
Acquisition	0	0
Concessions, taxes and royalties	740	347
Salaries and share-based payments	1,300	950
Drilling, exploration, and technical consulting	4,828	1,058
Assaying, field supplies and environment	3,555	488
Travel and other expenditures	709	554
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	0	0
Mineral properties, ending	87,907	76,775
Canada | Cameron Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	27,374	27,032
Acquisition	4,219	0
Concessions, taxes and royalties	11	56
Salaries and share-based payments	145	87
Drilling, exploration, and technical consulting	52	126
Assaying, field supplies and environment	50	16
Travel and other expenditures	24	57
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	0	0
Mineral properties, ending	31,875	27,374
Canada | Duquesne
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	5,133	5,091
Acquisition	0	0
Concessions, taxes and royalties	3	2
Salaries and share-based payments	1	3
Drilling, exploration, and technical consulting	7	35
Assaying, field supplies and environment	0	1
Travel and other expenditures	0	1
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	0	0
Mineral properties, ending	5,144	5,133
Canada | Pitt Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	2,084	2,082
Acquisition	0	0
Concessions, taxes and royalties	0	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	1	2
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	0	0
Mineral properties, ending	2,085	2,084
Canada | Hope Brook
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	20,071	19,581
Acquisition	0	0
Concessions, taxes and royalties	20	20
Salaries and share-based payments	148	213
Drilling, exploration, and technical consulting	140	105
Assaying, field supplies and environment	123	41
Travel and other expenditures	110	111
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	0	0
Mineral properties, ending	20,612	20,071
Canada | Pickle Crow
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	19,263	16,754
Acquisition	0	0
Concessions, taxes and royalties	20	31
Salaries and share-based payments	71	88
Drilling, exploration, and technical consulting	4,409	46
Assaying, field supplies and environment	1,217	2,376
Travel and other expenditures	6	18
Option payments received and expenditures recovered	0	(50)
Currency translation adjustments	0	0
Disposal, impairment or reclassification	0	0
Mineral properties, ending	24,986	19,263
Canada | Goldlund Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	98,894	96,604
Acquisition	0	0
Concessions, taxes and royalties	2	3
Salaries and share-based payments	430	726
Drilling, exploration, and technical consulting	796	1,085
Assaying, field supplies and environment	255	240
Travel and other expenditures	126	236
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	(100,503)	0
Mineral properties, ending	0	98,894
Canada | Others
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	2,615	2,559
Acquisition	0	0
Concessions, taxes and royalties	7	3
Salaries and share-based payments	7	17
Drilling, exploration, and technical consulting	37	27
Assaying, field supplies and environment	8	8
Travel and other expenditures	2	1
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal, impairment or reclassification	3,702	0
Mineral properties, ending	6,378	2,615
USA
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	452	804
Acquisition	0	0
Concessions, taxes and royalties	48	46
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Option payments received and expenditures recovered	(48)	(25)
Currency translation adjustments	(10)	(32)
Disposal, impairment or reclassification	0	(341)
Mineral properties, ending	442	452
Mexico
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	154	244
Acquisition	0	0
Concessions, taxes and royalties	5	43
Salaries and share-based payments	0	22
Drilling, exploration, and technical consulting	0	34
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Option payments received and expenditures recovered	0	(179)
Currency translation adjustments	8	(10)
Disposal, impairment or reclassification	(167)	0
Mineral properties, ending	$ 0	$ 154